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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22440

ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Ultimus Fund Solutions, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (631)490-4300

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: Alternative Strategies Fund				Item 1, Exhibit A
Investment Company Act file number: 811-22440
Reporting Period: July 1, 2022 through December 31, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	Control Number

Walton US LF 1	Non-traded	N/A	9/13/2022	1. Proposal to authorize the general partner to enter into a financing transaction on behalf of Walton US LF 1 and to secure such financing with a lien on Walton US LF 1's property. The financing would be a joint and several loan with another project managed by affiliates of the general partner. Fiancing would be up to $62M. $7M of the financing proceeds would be allocated to Walton US LF 1, wtih the remaining financing proceeds allocated to the other unrelated development project; 2. Proposal to authorize the general partner to accept any future offers that the general partner deems in its discretion to be fair and reasonalble, provided that the aggregate gorss proceeds to Walton US FL 1 from all sales and dispositions are expected to be not less than $21M. 3. Proposal to implement a 3% fee to the general partner for activities related to an long-term exit structures.	MGMT	AGAINST	AGAINST ALL	AGAINST	02036000164

Griffin Realty Trust	Non-traded	N/A	11/2/2022	1. Proposal to approve the conversion of Griffin from a MD corporation to a MD REIT; 2. Proposal to elect eight directors; 3. To ratify Ernst & Young LLP as the independent account firm for year ended December 31, 2022; 4. To approve, on a non-binding basis, the compensation aid to Griffin's executive officers; and 5. To approve the adjournment of the annual meeting of stockholders to a later date.	MGMT	FOR	FOR ALL	FOR	91316044168399

Registrant: Alternative Strategies Fund								Item 1, Exhibit A
Investment Company Act file number: 811-22440
Reporting Period: January 1, 2023 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	Control Number

SMARTSTOP SELF STORAGE	Non-traded	N/A	6/21/2023 (ANNUAL)	1. To elect five directors, and 2. To ratify BDO USA, LLP as the Company's independent registered public accounting firm for the year ended December 31, 2023.	MGMT	Y	FOR ALL	FOR

AMERICAN HEALTHCARE REIT	Non-traded	N/A	6/15/2023 (ANNUAL)	1. To elect nine directors, 2. To ratify Deloitte & Touche LLP as the Company's independent registered public accounting firm for the year ended December 31, 2022, 3. To approve on a non-binding, advisory basis, the compensation of executive officers paid for the year ended December 31, 2022, and 4. To approve the Second Amended and Restated 2015 Incentive Plan.	MGMT	Y	FOR ALL	FOR

MSC INCOME FUND	Non-traded	N/A	6/20/2023 (ANNUAL)	1. To elect five trustees, 2. To ratify Ernst & Young LLP as the Company's independent registered public accounting firm for the year ended December 31, 2022, and 3. to approve on a non-binding, advisory basis, the compensation of executive officers paid for the year ended December 31, 2022.	MGMT	Y	FOR ALL	FOR

Walton Sherwood Acres LP	Non-traded	N/A	7/19/2023 (SPECIAL)	1. To vote upon a proposal for the sale of the 540.56 acre property in Stafford County, VA owned by Walton Sherwood Acres LP.	MGMT	Y	FOR	For

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Strategies Fund

By (Signature and Title)* /s/Stephanie Shearer

Stephanie Shearer, Secretary

Date 7/24/2023

* Print the name and title of each signing officer under his or her signature.